Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from one to 112 months and are renewable upon negotiation. Rental expenses were $9,984,844,  $9,982,604 and $9,900,044, for the years ended December 31,2016, 2017 and 2018, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2018 were as follows:

Year Ended December 31	Amount
$
2019	9,497,215
2020	8,868,145
2021	5,559,309
2022	3,881,140
2023	3,881,140
Then thereafter	16,608,082
Total	48,295,031

(b) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material effect on its business, assets or operations.